Postretirement Benefit Plans (Acturial Assumptions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Principal pension plans
Actuarial Assumptions [Abstract]
Discount rate - pension benefit obligation	4.38%	4.02%	4.85%
Compensation increases	3.80%	4.10%	4.00%
Discount rate - benefit cost	4.02%	4.85%	3.96%
Expected return on assets	7.50%	7.50%	8.00%
Benefit Obligation Increase		$ 3,953
Principal retiree benefit plans
Actuarial Assumptions [Abstract]
Discount rate - pension benefit obligation	3.93%	3.89%	4.61%
Compensation increases	3.80%	4.10%	4.00%
Discount rate - benefit cost	3.89%	4.61%	3.74%
Expected return on assets	7.00%	7.00%	7.00%
Benefit Obligation Increase		$ 612